Basis of preparation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of preparation
Operating losses	€ 156,396	€ 122,415	€ 225,324
Net losses	189,295	146,253	€ 239,751
Net current liabilities	250,650	82,290
Net assets (liabilities)	(32,911)	165,628
Accumulated losses	€ 737,186	€ 571,931